STATEMENTS OF FINANCIAL CONDITION - NET ASSET VALUE PER UNIT (USD $)	Dec. 31, 2013 Class A	Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2010 Class A	Dec. 31, 2013 Class C	Dec. 31, 2012 Class C	Dec. 31, 2011 Class C	Dec. 31, 2010 Class C	Dec. 31, 2013 Class D	Dec. 31, 2012 Class D	Dec. 31, 2011 Class D	Dec. 31, 2010 Class D	Dec. 31, 2013 Class I	Dec. 31, 2012 Class I	Dec. 31, 2011 Class I	Dec. 31, 2010 Class I	Dec. 31, 2012 Class D1		Dec. 31, 2011 Class D1	Dec. 31, 2010 Class D1	Dec. 31, 2013 Class M	Dec. 31, 2012 Class M	Dec. 31, 2011 Class M		Dec. 02, 2011 Class M
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	$ 1.0369	$ 1.0689	$ 1.1452	$ 1.2523	$ 1.0135	$ 1.0554	$ 1.1421	$ 1.2615	$ 1.2809	$ 1.3008	$ 1.3729	$ 1.4789	$ 1.1115	$ 1.1413	$ 1.2179	$ 1.3265	$ 1.1609	[1]	$ 1.2253	$ 1.3199	$ 0.9463	$ 0.9610	$ 1.0143	[2]	$ 1.0000	[2]

[1]	Units liquidated as of December 31, 2013.
[2]	Units issued on December 1, 2011.